CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks and on hand	€ 643	€ 170
Short-term deposits and securities	880	146
Total cash and cash equivalents	€ 1,523	€ 316